Description of Business Narrative (Details)	12 Months Ended
Dec. 31, 2014 business_segment manufacturing_and_converting_facility Country
Accounting Policies [Abstract]
Number of manufacturing and converting facilities	22
Number of countries in which entity operates	14
Number of business segments	4